Goodwill and Other Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Other Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets
The changes in the carrying amount of goodwill for the year ended December 31, 2014 and December 31, 2013 by reportable segment were as follows:

In millions	December 31, 2013	Acquisitions/ divestitures	Foreign currency translation/other	December 31, 2014
Valves & Controls	$1,511.6	$—	$—	$1,511.6
Flow & Filtration Solutions	1,036.4	—	(94.0)	942.4
Water Quality Systems	1,154.7	6.8	(23.9)	1,137.6
Technical Solutions	1,158.0	—	(7.7)	1,150.3
Total goodwill	$4,860.7	$6.8	$(125.6)	$4,741.9

In millions	December 31, 2012	Acquisitions/ divestitures	Foreign currency translation/other	December 31, 2013
Valves & Controls	$1,511.6	$—	$—	$1,511.6
Flow & Filtration Solutions	1,019.6	(5.7)	22.5	1,036.4
Water Quality Systems	1,144.6	7.6	2.5	1,154.7
Technical Solutions	1,161.7	(5.3)	1.6	1,158.0
Total goodwill	$4,837.5	$(3.4)	$26.6	$4,860.7

Accumulated goodwill impairment losses were $200.5 million as of December 31, 2014 and 2013.
Identifiable intangible assets consisted of the following at December 31:

	2014			2013
In millions	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Finite-life intangibles
Customer relationships	$1,247.8	$(325.2)	$922.6	$1,271.2	$(243.1)	$1,028.1
Trade names	2.0	(1.1)	0.9	2.1	(0.9)	1.2
Proprietary technology and patents	255.7	(96.7)	159.0	263.7	(80.0)	183.7
Total finite-life intangibles	1,505.5	(423.0)	1,082.5	1,537.0	(324.0)	1,213.0
Indefinite-life intangibles
Trade names	525.6	—	525.6	536.9	—	536.9
Total intangibles	$2,031.1	$(423.0)	$1,608.1	$2,073.9	$(324.0)	$1,749.9

Identifiable intangible asset amortization expense in 2014, 2013 and 2012 was $114.0 million, $134.1 million and $74.9 million, respectively.
There were no impairment charges recorded in 2014. In 2013 we recorded an impairment charge for trade name intangible assets of $11.0 million in Technical Solutions. In 2012 we recorded an impairment charge for trade name intangible assets of $39.1 million, $10.0 million and $11.6 million in Flow & Filtration Solutions, Water Quality Systems and Technical Solutions, respectively.
Estimated future amortization expense for identifiable intangible assets during the next five years is as follows:

In millions	2015	2016	2017	2018	2019
Estimated amortization expense	$111.5	$110.6	$109.0	$106.5	$99.4